UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--146.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.3%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000		2,012,480
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000		2,160,728
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		988,620
Alaska--2.1%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	2,500,000		1,960,700
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	9,465,000		6,706,236
Arizona--6.2%
Barclays Capital Municipal Trust
Receipts (Series 21 W) (Salt
River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue)	5.00	1/1/38	13,198,367	a,b	14,189,159
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,616,400
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,132,660
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,000,000		1,051,420
California--17.3%
Barclays Capital Municipal Trust
Receipts (Series 80 W) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.00	5/15/31	5,247,500	a,b	5,786,255
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		9,002,682

California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,686,117
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,115,150
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,907,300
California Statewide Communities
Development Authority, Revenue
(Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	b	4,976,890
JPMorgan Chase Putters/Drivers
Trust (Series 4361) (Los
Angeles Department of Water
and Power, Water System
Revenue)	5.00	7/1/20	5,000,000	a,b	5,371,600
JPMorgan Chase Putters/Drivers
Trust (Series 4414) (Los
Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport))	5.00	5/15/21	6,000,000	a,b	6,300,060
JPMorgan Chase Putters/Drivers
Trust (Series 4421) (The
Regents of the University of
California, General Revenue)	5.00	5/15/21	6,250,000	a,b	6,835,750
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		3,054,321
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000		4,538,120
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,693,785
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000		5,465,500
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000		2,315,320
Colorado--1.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4386) (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	4,950,000	a,b	5,305,608

Connecticut--1.2%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,991,032
District of Columbia--4.0%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) (District
of Columbia, Income Tax
Secured Revenue)	5.00	12/1/35	14,828,227	a,b	16,263,993
Florida--4.7%
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000		5,669,350
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement -
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000		7,040,602
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,678,395
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000		2,700,525
Georgia--3.9%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000		5,826,373
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,063,630
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000		2,512,675
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) (Private
Colleges and Universities
Authority, Revenue (Emory
University))	5.00	10/1/43	6,000,000	a,b	6,516,180
Hawaii--1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,682,000

Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,184,940
Idaho--.0%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	125,000		125,210
Illinois--2.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	3,000,000		3,193,920
Chicago,
GO	5.00	1/1/24	2,000,000		2,169,100
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,020,000		1,083,791
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000		4,121,388
Iowa--1.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	5,125,000		4,975,811
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,727,080
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	1,000,000	c	1,208,560
Louisiana--1.3%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	d	784,666
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,293,680
Maine--.6%

Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000		2,290,700
Maryland--1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4422) (Mayor and
City Council of Baltimore,
Project Revenue (Water
Projects))	5.00	7/1/21	4,000,000	a,b	4,325,960
Massachusetts--14.0%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
(Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	a,b	11,132,280
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
(Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))	5.25	2/1/34	10,000,000	a,b	11,438,900
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
(Massachusetts, Consolidated
Loan)	5.00	4/1/19	6,400,000	a,b	7,456,320
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
(University of Massachusetts
Building Authority, Project
and Refunding Revenue)	5.00	5/1/21	7,406,665	a,b	7,955,709
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		2,968,775
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,500,000		2,527,575
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,567,700
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	4,575,000		5,017,540
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,465,000		2,487,727

Michigan--6.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000	3,744,755
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000	3,670,909
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000	3,134,515
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	2,086,040
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,625,000	5,286,937
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	6,069,950
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000	2,454,092
New Jersey--2.7%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,501,000
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000	3,227,790
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,600,000	1,413,392
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000	768,870
New Mexico--1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000	5,307,750
New York--17.8%

Austin Trust (Series 1107)
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	a,b	11,195,100
Barclays Capital Municipal Trust
Receipts (Series 7 B) (New
York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	5,928,400
Barclays Capital Municipal Trust
Receipts (Series 11 B) (New
York City Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	4,488,203	a,b	4,967,174
JPMorgan Chase Putters/Drivers
Trust (Series 3857) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	5,884,700
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,438,480
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000		11,204,629
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,503,530
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000		5,483,550
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)
(Escrowed to Maturity)	9.50	4/15/14	535,000		539,221
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000		1,933,700
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000		5,148,925
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) (New York
City Municipal Water Finance
Authority, Water and Sewer

System Second General
Resolution Revenue	5.00	6/15/44	12,600,000	a,b	13,345,164
North Carolina--2.6%
Barclays Capital Municipal Trust
Receipts (Series 31 W) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System))	5.00	6/1/42	10,000,000	a,b	10,404,900
Ohio--3.7%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,090,870
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,704,924
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	b	2,083,961
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	2,000,000		1,910,320
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,001,980
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,626,870
Pennsylvania--2.1%
JPMorgan Chase Putters/Drivers
Trust (Series 3916) (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	3,000,000	a,b	3,138,420
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,281,907
Rhode Island--1.4%
Rhode Island Health and
Educational Building

Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Corp.)	7.00	5/15/39	5,000,000		5,641,550
South Carolina--2.6%
JPMorgan Chase Putters/Drivers
Trust (Series 4379) (South
Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper))	5.13	6/1/37	10,200,000	a,b	10,705,308
Tennessee--2.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue)	5.00	7/1/21	3,000,000	a,b	3,259,800
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,874,275
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,359,580
Texas--21.4%
Barclays Capital Municipal Trust
Receipts (Series 28 W)
(Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program))	5.00	8/15/40	9,997,299	a,b	10,926,199
Barclays Capital Municipal Trust
Receipts (Series 39 W) (Texas
A&M University System Board of
Regents, Financing System
Revenue)	5.00	5/15/39	13,160,000	a,b	14,416,254
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000		2,981,430
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		985,290
Harris County Health Facilities

Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	c	9,397,831
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,769,500
JPMorgan Chase Putters/Drivers
Trust (Series 4356) (San
Antonio, Electric and Gas
Systems Junior Lien Revenue)	5.00	2/1/21	12,450,000	a,b	13,275,311
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,037,850
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000		4,657,885
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	14,705,000		16,293,728
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000		7,066,290
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.45	7/2/24	350,000	e	372,260
Vermont--.9%
Burlington,
Airport Revenue	3.50	7/1/18	3,710,000		3,732,928
Virginia--2.9%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp.)	11.30	8/23/27	6,850,000	e	8,307,817
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000		3,449,220
Washington--4.2%
Barclays Capital Municipal Trust

Receipts (Series 27 B) (King
County, Sewer Revenue)	5.00	1/1/29	8,577,246	a,b	9,543,869
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	5,975,000	c	7,303,183
West Virginia--2.0%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		7,967,282
U.S. Related--6.7%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,660,000		2,575,762
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000		1,156,560
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,500,000		1,266,390
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,279,869
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,500,000		4,372,225
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,002,844
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,895,000		1,378,669
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,900,000		1,222,631
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	1,755,000		1,731,746
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		1,928,225
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		8,266,100
Total Long-Term Municipal Investments
(cost $555,000,000)					593,143,334
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard

University Issue)	0.01	3/3/14	3,000,000	f	3,000,000
North Carolina--.1%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.03	3/3/14	500,000	f	500,000
Total Short-Term Municipal Investments
(cost $3,500,000)					3,500,000
Total Investments (cost $558,500,000)			147.2%		596,643,334
Liabilities, Less Cash and Receivables			(24.3%)		(98,382,168)
Preferred Stock, at redemption value			(22.9%)		(93,000,000)
Net Assets Applicable to Common Shareholders			100.0%		405,261,166

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $232,929,224 or 57.5% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Non-income producing--security in default.
e Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at February 28, 2014.
f Variable rate demand note - rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2014, net unrealized appreciation on investments was $38,143,334 of which $46,836,841 related to appreciated investment securities and $8,693,507 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	596,643,334	-	596,643,334

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)